BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 774,931	$ 987,187
Prepaid expenses	633,825	790,341
Total Current Assets	1,408,756	1,777,528
Cash and marketable securities held in Trust Account	92,026,912	91,997,501
TOTAL ASSETS	93,435,668	93,775,029
Current liabilities
Accrued expenses	986,585	290,148
Total Current Liabilities	986,585	290,148
Warrant liability	2,601,180	3,404,014
Deferred underwriting fee payable	3,220,000	3,220,000
Total Liabilities	6,807,765	6,914,162
Commitments
Class A ordinary shares subject to possible redemption, 8,186,086 shares at redemption value	81,627,900	81,860,860
Stockholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	7,354,918	7,121,960
Accumulated deficit	(2,355,292)	(2,122,328)
Total Stockholder's Equity	5,000,003	5,000,007
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	93,435,668	93,775,029
Current liabilities - accrued expenses		290,148
Class A ordinary
Stockholder's Equity
Common stock	147	145
Class B ordinary
Stockholder's Equity
Common stock	$ 230	$ 230